Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
TAXES

NOTE 15 – TAXES

(a)	Corporate income taxes

The Company is subject to income taxes on an entity basis on income arising in or derived from the location in which each entity is domiciled.

RETO is incorporated in the British Virgin Islands and is exempt from paying income tax. REIT Holdings is registered in Hong Kong as a holding company.

The Company’s operating subsidiaries are all incorporated in the PRC and are subject to PRC income tax, which is computed according to the relevant laws and regulations in the PRC. Under the Corporate Income Tax Law of PRC, the corporate income tax rate applicable to all companies, including both domestic and foreign-invested companies, is 25%. However, Beijing REIT is recognized as a High-technology Company by Chinese government and subject to a favorable income tax rate of 15%.

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the Years ended December 31,
	2020	2019	2018
China Statutory income tax rate	25%	25.0%	25.0%
Effect of favorable income tax rate in certain entity in PRC	(0.4)%	(2.1)%	(2.4)%
Non-PRC entities not subject to PRC tax (3)	(2.8)%	2.1%	10.5%
Research & Development (“R&D”) tax credit (1)	(1.7)%	0.4%	(1.4)%
Non-deductible expenses - permanent difference (2)	(2.2)%	(0.1)%	0.5%
Change in valuation allowance	(21.8)%	(34.4)%	(4.0)%
Effective tax rate	(3.9)%	(9.1)%	28.2%

(1)	According to PRC tax regulations, 175% of current year R&D expense approved by the local tax authority may be deducted from tax income.

(2)	Represents expenses incurred by the Company that were not deductible for PRC income tax.

(3)	Represents the tax losses incurred from operations outside of China.

 The breakdown of the Company’s income (loss) before income tax provision is as follows:

	For the Years ended December 31,
	2020	2019	2018
(Loss) income before income tax expense from China	$(13,079,878)	$(12,024,301)	$5,188,649
Loss before income tax expense from outside of China	(1,482,026)	(919,853)	(1,492,787)
Total income (loss) before income tax provision	$(14,561,904)	$(11,104,448)	$3,695,862

Loss before income tax expense from outside of China represents the losses incurred in RETO, REIT Holdings and REIT US, which are mainly holding companies incorporated outside of China.

The income tax provision (benefit) for the years ended December 31, 2020, 2019 and 2018 were as follows:

	For the Years ended December 31,
	2020	2019	2018
Current	$569,974	$514,664	$1,267,356
Deferred	-	492,241	(224,882)
Total	$569,974	$1,006,905	$1,042,474

Deferred income taxes reflect the net effects of temporary difference between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. The Company periodically evaluates the likelihood of the realization of deferred tax assets and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Due to continuous losses incurred, the Company provided full allowance on the deferred tax assets as of December 31 2020 and 2019.

Deferred tax asset	December 31 2020	December 31 2019
Provision of doubtful accounts	$628,280	$3,421,260
Tax loss carried forwards	2,562,089	2,306,482
Valuation allowance on tax losses	(3,190,369)	(5,727,742)
	$-	$-

(b)	Value added tax

The Company is subject to a value added tax (“VAT”) for selling merchandise. The applicable VAT rate is 13% (starting from May 1, 2018, VAT rate was lowered from 17% to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%) for products sold in the PRC. The amount of VAT liability is determined by applying the applicable tax rate to the invoiced amount of goods sold (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). Under the commercial practice of the PRC, the Company pays VAT based on tax invoices issued.

(c)	Taxes Payable

The Company’s taxes payable consists of the following:

	December 31,	December 31,
	2020	2019
VAT tax payable	$433,093	$302,546
Corporate income tax payable	2,146,610	1,445,200
Land use tax and other taxes payable	66,902	59,031
Total	$2,646,605	$1,806,777

As of December 31, 2020 and 2019, the Company had tax payables of approximately $2.6 million and $1.8 million, respectively, mostly related to the unpaid income tax and business tax in China. For the years ended December 31, 2020 and 2019, the Company has not received any penalty and interest charge notice from local tax authorities. Due to uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these unpaid tax balances. The final outcome of this tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of the statute of limitations. The Company believes it is likely that the Company can reach an agreement with the local tax authority to fully settle its tax payables in a short term but cannot guarantee such settlement will ultimately occur.

As of December 31, 2020 and 2019, the Company had accrued tax liabilities of approximately $2.6 million and $1.8 million, respectively, mostly related to the unpaid income tax and business tax in China. According to PRC taxation regulation, if tax has not been fully paid, tax authorities may impose tax and late payment penalties within three years. In practice, the local tax authority is typically more flexible and willing to provide incentives or settlements with local small and medium-size businesses to relieve their burden and to stimulate the local economy. Management has discussed with local tax authorities regarding the outstanding tax payable balance and is in the process of negotiating a settlement plan agreement. Local tax authorities have not made a determination as of December 31, 2020. Therefore, there was no interest and penalty accrued as of December 31, 2020 because the Company has not received any penalty and interest charge notice from local tax authorities. The Company believes it is likely that the Company can reach an agreement with the local tax authority to fully settle its tax liabilities within fiscal 2020 but cannot guarantee such settlement will ultimately occur.